Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Outstanding [Line Items]
Loans, principally from banks, weighted average interest rate	2.79%	1.15%
Loans, principally from banks, maturity year	2024